Report of Independent Registered Public
Accounting Firm
To the Shareholders and Board of Trustees of
Aberdeen Funds:
In planning and performing our audits of the financial statements of Aberdeen Asia Bond Fund, Aberdeen Asia
Pacific (ex-Japan) Equity Fund, Aberdeen China
Opportunities Fund, Aberdeen Diversified Alternatives
Fund, Aberdeen Diversified Income Fund, Aberdeen
Dynamic Allocation Fund, Aberdeen Dynamic Dividend
Fund, Aberdeen Emerging Markets Fund, Aberdeen
Emerging Markets Debt Fund, Aberdeen Focused U.S.
Equity Fund, Aberdeen Global Equity Fund, Aberdeen
Global Infrastructure Fund, Aberdeen Global
Unconstrained Fixed Income Fund, Aberdeen High Yield
Managed Duration Municipal Fund, Aberdeen Income
Builder Fund, Aberdeen International Equity Fund,
Aberdeen International Real Estate Equity Fund,
Aberdeen International Small Cap Fund, Aberdeen
Japanese Equities Fund, Aberdeen Realty Income &
Growth Fund, Aberdeen Tax-Free Income Fund,
Aberdeen Ultra Short Municipal Income Fund, Aberdeen
U.S. Mid Cap Equity Fund, Aberdeen U.S. Multi-Cap
Equity Fund, and Aberdeen U.S. Small Cap Equity Fund, twenty-five of the funds comprising Aberdeen Funds (the "Funds") as of and for the year ended October 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we
considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing
procedures for the purpose of expressing our opinion on
the financial statements and to comply with the
requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Management of the Funds is responsible for establishing
and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A
company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting
principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting
principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the
Funds; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or
detect misstatements on a timely basis. A material
weakness is a deficiency, or a combination of
deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of October 31, 2018.
This report is intended solely for the information and use of management and the Board of Trustees of Aberdeen
Funds and the Securities and Exchange Commission
and is not intended to be and should not be used by
anyone other than these specified parties.
/s/ KPMG LLP
Philadelphia, Pennsylvania
December 27, 2018


Information Classification: Limited Access

Information Classification: Limited Access